Structured entities (Tables)	12 Months Ended
Dec. 31, 2025
Structured Entities [Abstract]
Disclosure of interests in unconsolidated structured entities	The following table shows the carrying amount of Klarna’s recorded interest in its consolidated balance sheet as at December 31, 2025 and 2024, and represented the maximum exposure to risk associated with its interest in the unconsolidated structured entities. The maximum exposure reflects the total potential loss the Group could incur from its involvement, regardless of the likelihood of that loss being incurred.

	December 31, 2025	December 31, 2024
Consumer receivables at fair value through OCI .....................................................................	$386	$—
Consumer receivables at fair value through profit and loss .................................................	400	2
Pledged assets under forward flow arrangements[1] .................................................................	—	2
Total assets .......................................................................................................................................	$786	$4
Payable to SPV[2] ...............................................................................................................................	44	15
Total liabilities ...................................................................................................................................	$44	$15
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[1] The pledged assets are included within bonds and other interest-bearing securities, see Note 19.
[2] The Company’s payable to SPV are included within other liabilities, see Note 15.